Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. Treasury Notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.375%
Investment Maturity Date	Mar. 15, 2015
U.S. Treasury Notes, 0.250%, 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.25%
Investment Maturity Date	May 15, 2015
U.S. Treasury Notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.25%
Investment Maturity Date	Jul. 15, 2015
U.S. Treasury Notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.25%
Investment Maturity Date	Sep. 15, 2015
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		1.25%
Investment Maturity Date		Mar. 15, 2014
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		1.00%
Investment Maturity Date		May 15, 2014
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.625%
Investment Maturity Date		Jul. 15, 2014
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.25%
Investment Maturity Date		Sep. 15, 2014
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	106,752,447	109,506,226